UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2025

Date of reporting period: July 31, 2025

Item 1. Report to Stockholders.

(a)

Burney U.S. Factor Rotation ETF Ticker: BRNY Listed on: The Nasdaq Stock Market LLC	July 31, 2025 Annual Shareholder Report https://burneyetfs.com/

This annual shareholder report contains important information about the Burney U.S. Factor Rotation ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025 (the “Period”). You can find additional information about the Fund at https://burneyetfs.com/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$87	0.79%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (10/13/2022)
Burney U.S. Factor Rotation ETF - NAV	21.46%	24.56%
S&P Composite 1500 Total Return Index	15.03%	22.47%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://burneyetfs.com/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, the Fund returned 21.35% (NAV) and outperformed the S&P Composite 1500 Total Return Index (which returned 15.03%). The Fund continues to employ a “factor rotation” style of investing that adjusts exposures across market-cap size (small- and mid-cap vs. large-cap) and style (value vs. growth) while also continuing to rely on our proprietary stock selection model to select individual securities.
As a US Equity focused fund, the Fund benefited from strong market performance to close 2024 as well as the rebound from the short-lived selloff in early 2025. Based on the performance of large-cap stocks over this period, the Fund reduced its small- and mid-cap exposure at the end of February 2025 to align with this large-cap momentum. The Fund maintained a slight small- and mid-cap lean following this change, and this lesser tilt reduced the relative performance hit from the Fund’s size positioning. The Fund also shifted from a meaningful overweight to growth to a style neutral posture in response to a value trend that began materializing in late 2024. At this time, there does not appear to be a strong value or growth phase, justifying the neutral style posture.
The Fund’s use of our proprietary stock selection model was a key driver of outperformance. Stock selection did detract from returns during the market recovery that began in the middle of April 2025, as our stock selection model avoided the high beta and low quality stocks that outperformed during this period. Overall, though, the model’s emphasis on fundamental and momentum factors, along with signals anticipating better- and worse-than-expected revenue reports from companies, boosted returns over the full year as the market rewarded these factors accordingly.

Annual Shareholder Report: July 31, 2025

Burney U.S. Factor Rotation ETF Ticker: BRNY Listed on: The Nasdaq Stock Market LLC	July 31, 2025 Annual Shareholder Report https://burneyetfs.com/

KEY FUND STATISTICS (as of Period End)
Net Assets	$416,393,548	Portfolio Turnover Rate*	222%
# of Portfolio Holdings	84	Advisory Fees Paid	$2,485,184
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	33.8%
Financials	19.0%
Communication Services	12.3%
Industrials	8.9%
Consumer Discretionary	8.0%
Health Care	6.8%
Materials	5.2%
Consumer Staples	2.0%
Utilities	1.7%
Real Estate	1.2%
Energy	1.0%
Cash and Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Microsoft Corp.	5.5%
Meta Platforms, Inc. - Class A	5.0%
Autodesk, Inc.	4.6%
CF Industries Holdings, Inc.	4.5%
KLA Corp.	4.3%
Alphabet, Inc. - Class A	3.7%
Cboe Global Markets, Inc.	3.6%
Netflix, Inc.	3.6%
Cisco Systems, Inc.	3.3%
QUALCOMM, Inc.	3.1%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://burneyetfs.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: July 31, 2025

(b) Not applicable.
Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 7/31/2025	FYE 7/31/2024
(a) Audit Fees	$8,750	$8,750
(b) Audit-Related Fees	N/A	N/A
(c)Tax Fees	$2,250	$2,250
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction..

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.

(a)
The accompanying notes are an integral part of these financial statements.

1

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
July 31, 2025

COMMON STOCKS - 99.0%	Shares	Value
Communication Services - 12.3%
Interactive Media & Services - 8.7%
Alphabet, Inc. - Class A	79,262	$15,210,378
Meta Platforms, Inc. - Class A	27,180	21,022,099
		36,232,477
Movies & Entertainment - 3.6%
Netflix, Inc. (a)	12,936	14,997,998
Total Communication Services		51,230,475

Consumer Discretionary - 8.0%
Apparel Retail - 0.7%
Urban Outfitters, Inc. (a)	39,038	2,938,781

Apparel, Accessories & Luxury Goods - 3.5%
Ralph Lauren Corp.	37,782	11,287,372
Tapestry, Inc.	31,618	3,415,693
		14,703,065
Broadline Retail - 0.5%
MercadoLibre, Inc. (a)	876	2,079,528
		$–
Education Services - 0.7%
Duolingo, Inc. (a)	3,781	1,310,306
Stride, Inc. (a)	12,302	1,577,485
		2,887,791
Footwear - 0.5%
Crocs, Inc. (a)	20,554	2,049,850

Other Specialty Retail - 1.3%
Chewy, Inc. - Class A (a)	56,460	2,072,082
Ulta Beauty, Inc. (a)	6,423	3,307,909
		5,379,991
Restaurants - 0.8%
Brinker International, Inc. (a)	10,844	1,709,014
Darden Restaurants, Inc.	8,649	1,744,244
		3,453,258
Total Consumer Discretionary		33,492,264

Consumer Staples - 2.0%
Packaged Foods & Meats - 1.5%
Cal-Maine Foods, Inc.	43,909	4,880,046
Mondelez International, Inc. - Class A	20,205	1,307,062
		6,187,108
Tobacco - 0.5%
Altria Group, Inc.	33,282	2,061,487
Total Consumer Staples		8,248,595

The accompanying notes are an integral part of these financial statements.

1

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025

COMMON STOCKS - 99.0% (CONTINUED)	Shares	Value
Energy - 1.0%
Oil & Gas Storage & Transportation - 1.0%
Kinder Morgan, Inc.	73,086	$2,050,793
TC Energy Corp.	45,046	2,156,803
Total Energy		4,207,596

Financials - 19.0%
Asset Management & Custody Banks - 2.0%
Bank of New York Mellon Corp.	12,934	1,312,154
Federated Hermes, Inc.	52,384	2,596,675
Northern Trust Corp.	17,775	2,310,750
State Street Corp.	19,651	2,195,999
		8,415,578
Diversified Banks - 2.4%
JPMorgan Chase & Co.	33,162	9,823,911

Financial Exchanges & Data - 3.7%
Cboe Global Markets, Inc.	62,781	15,132,732

Investment Banking & Brokerage - 3.1%
Charles Schwab Corp.	23,659	2,312,194
Interactive Brokers Group, Inc. - Class A	31,251	2,048,816
LPL Financial Holdings, Inc.	5,005	1,980,629
Morgan Stanley	15,225	2,168,953
StoneX Group, Inc. (a)	21,404	2,081,325
Virtu Financial, Inc. - Class A	54,113	2,388,548
		12,980,465
Property & Casualty Insurance - 0.4%
Chubb Ltd.	6,718	1,787,257

Regional Banks - 5.1%
Bank OZK	41,764	2,058,965
East West Bancorp, Inc.	27,547	2,761,587
OFG Bancorp	287,784	12,265,354
Popular, Inc.	18,743	2,147,573
Zions Bancorp NA	38,217	2,049,196
		21,282,675
Transaction & Payment Processing Services - 2.3%
Mastercard, Inc. - Class A	9,752	5,524,215
WEX, Inc. (a)	24,250	4,114,740
		9,638,955
Total Financials		79,061,573

The accompanying notes are an integral part of these financial statements.

2

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025

COMMON STOCKS - 99.0% (CONTINUED)	Shares	Value
Health Care - 6.8%
Biotechnology - 1.6%
AbbVie, Inc.	14,231	$2,689,943
Exelixis, Inc. (a)	30,600	1,108,332
Gilead Sciences, Inc.	26,744	3,003,084
		6,801,359
Health Care Distributors - 2.2%
Cardinal Health, Inc.	12,936	2,007,926
Cencora, Inc.	7,654	2,189,656
McKesson Corp.	7,113	4,933,150
		9,130,732
Health Care Equipment - 1.0%
Boston Scientific Corp. (a)	19,219	2,016,457
Edwards Lifesciences Corp. (a)	24,844	1,970,378
		3,986,835
Health Care Facilities - 0.9%
Tenet Healthcare Corp. (a)	12,693	2,047,127
Universal Health Services, Inc. - Class B	10,417	1,733,910
		3,781,037
Health Care Services - 0.3%
CVS Health Corp.	19,507	1,211,385

Life Sciences Tools & Services - 0.8%
QIAGEN NV	70,522	3,479,556
Total Health Care		28,390,904

Industrials - 8.9%
Aerospace & Defense - 3.2%
General Dynamics Corp.	6,642	2,069,714
Howmet Aerospace, Inc.	61,728	11,096,842
		13,166,556
Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	15,847	1,842,055

Building Products - 0.3%
Trane Technologies PLC	3,214	1,407,989
		$–
Construction Machinery & Heavy Transportation Equipment - 0.6%
Federal Signal Corp.	20,583	2,605,190

Human Resource & Employment Services - 0.3%
Paylocity Holding Corp. (a)	7,102	1,313,018
		$–
The accompanying notes are an integral part of these financial statements.

3

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025

COMMON STOCKS - 99.0% (CONTINUED)	Shares	Value
Industrial Machinery & Supplies & Components - 1.7%
Watts Water Technologies, Inc. - Class A	26,842	$7,041,193

Passenger Ground Transportation - 1.6%
Uber Technologies, Inc. (a)	73,653	6,463,051
		$–
Research & Consulting Services - 0.8%
Leidos Holdings, Inc.	20,001	3,193,160
Total Industrials		37,032,212

Information Technology - 33.8%(b)
Application Software - 8.3%
Autodesk, Inc. (a)	63,098	19,125,635
Dynatrace, Inc. (a)	38,687	2,035,323
InterDigital, Inc.	33,940	8,763,308
Palantir Technologies, Inc. - Class A (a)	28,411	4,498,882
		34,423,148
Communications Equipment - 5.0%
Arista Networks, Inc. (a)	58,883	7,255,563
Cisco Systems, Inc.	199,365	13,572,769
		20,828,332
Electronic Components - 1.7%
Amphenol Corp. - Class A	66,943	7,130,099
		$–
Internet Services & Infrastructure - 0.5%
Okta, Inc. (a)	20,767	2,031,013

Semiconductor Materials & Equipment - 4.3%
KLA Corp.	20,194	17,751,132
		$–
Semiconductors - 6.6%
Broadcom, Inc.	8,250	2,423,025
Cirrus Logic, Inc. (a)	19,049	1,918,425
NVIDIA Corp.	57,188	10,172,029
QUALCOMM, Inc.	88,676	13,014,090
		27,527,569
Systems Software - 5.5%
Microsoft Corp.	42,665	22,761,777

Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	38,939	8,082,568
Total Information Technology		140,535,638

The accompanying notes are an integral part of these financial statements.

4

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025

COMMON STOCKS - 99.0% (CONTINUED)	Shares	Value
Materials - 5.2%
Fertilizers & Agricultural Chemicals - 4.5%
CF Industries Holdings, Inc.	201,150	$18,672,754

Specialty Chemicals - 0.7%
NewMarket Corp.	4,466	3,068,142
Total Materials		21,740,896

Real Estate - 0.3%
Real Estate Services - 0.3%
Jones Lang LaSalle, Inc. (a)	5,191	1,403,439

Utilities - 1.7%
Electric Utilities - 1.2%
Exelon Corp.	49,315	2,216,216
Portland General Electric Co.	65,176	2,680,037
		4,896,253
Independent Power Producers & Energy Traders - 0.5%
AES Corp.	157,518	2,071,362
Total Utilities		6,967,615
TOTAL COMMON STOCKS (Cost $362,427,758)		412,311,207

REAL ESTATE INVESTMENT TRUSTS - 0.9%
Real Estate - 0.9%
Other Specialized REITs - 0.4%
Lamar Advertising Co. - Class A	14,717	1,799,153

Retail REITs - 0.5%
Simon Property Group, Inc.	11,564	1,894,068
Total Real Estate		3,693,221
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,678,091)		3,693,221

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.23% (c)	1,046,502	1,046,502
TOTAL SHORT-TERM INVESTMENTS (Cost $1,046,502)		1,046,502

TOTAL INVESTMENTS - 100.2% (Cost $367,152,351)		$417,050,930
Liabilities in Excess of Other Assets - (0.2)%		(657,382)
TOTAL NET ASSETS - 100.0%		$416,393,548

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

5

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.
The accompanying notes are an integral part of these financial statements.

6

BURNEY U.S. FACTOR ROTATION ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2025

ASSETS:
Investments, at value (See Note 2)	$417,050,930
Receivable for investments sold	55,399,818
Receivable for fund shares sold	10,518,943
Dividends receivable	134,179
Dividend tax reclaims receivable	2,699
Total assets	483,106,569

LIABILITIES:
Payable for investments purchased	56,867,403
Payable for capital shares redeemed	9,567,285
Payable to adviser (See Note 3)	278,333
Total liabilities	66,713,021
NET ASSETS	$416,393,548

NET ASSETS CONSISTS OF:
Paid-in capital	$410,936,599
Total distributable earnings	5,456,949
Total net assets	$416,393,548

Net assets	$416,393,548
Shares issued and outstanding(a)	9,140,000
Net asset value per share	$45.56

COST:
Investments, at cost	$367,152,351

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

BURNEY U.S. FACTOR ROTATION ETF

STATEMENT OF OPERATIONS
For the Year Ended July 31, 2025

INVESTMENT INCOME:
Dividend income	$3,436,794
Less: Dividend withholding taxes, net	(20,154)
Less: Issuance fees	(28)
Securities lending income (See Note 4)	786
Total investment income	3,417,398

EXPENSES:
Investment advisory fee (See Note 3)	2,485,184
Total expenses	2,485,184
NET INVESTMENT INCOME (LOSS)	932,214

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(32,958,792)
In-kind redemptions	71,938,048
Net realized gain (loss)	38,979,256
Net change in unrealized appreciation (depreciation) on:
Investments	22,123,264
Net change in unrealized appreciation (depreciation)	22,123,264
Net realized and unrealized gain (loss)	61,102,520
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$62,034,734

The accompanying notes are an integral part of these financial statements.

BURNEY U.S. FACTOR ROTATION ETF

STATEMENT OF CHANGES IN NET ASSETS

	Year ended July 31, 2025	Year ended July 31, 2024
OPERATIONS:
Net investment income (loss)	$932,214	$920,989
Net realized gain (loss)	38,979,256	45,017,240
Net change in unrealized appreciation (depreciation)	22,123,264	3,592,929
Net increase (decrease) in net assets from operations	62,034,734	49,531,158

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(809,272)	(915,031)
Return of capital	—	(145,697)
Total distributions to shareholders	(809,272)	(1,060,728)

CAPITAL TRANSACTIONS:
Shares sold	425,537,269	286,057,872
Shares redeemed	(322,997,268)	(261,440,906)
ETF transaction fees (See Note 1)	12	2
Net increase (decrease) in net assets from capital transactions	102,540,013	24,616,968

NET INCREASE (DECREASE) IN NET ASSETS	163,765,475	73,087,398

NET ASSETS:
Beginning of the year	252,628,073	179,540,675
End of the year	$416,393,548	$252,628,073

SHARES TRANSACTIONS
Shares sold	10,180,000	8,580,000
Shares redeemed	(7,760,000)	(7,840,000)
Total increase (decrease) in shares outstanding	2,420,000	740,000

The accompanying notes are an integral part of these financial statements.

BURNEY U.S. FACTOR ROTATION ETF

FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:						SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
Burney U.S. Factor Rotation ETF
7/31/2025	$37.59	0.12	7.95	8.07	(0.10)	—	(0.10)	0.00(f)	$45.56	21.46%	$416,394	0.79%	0.30%	222%
7/31/2024	$30.02	0.15	7.59	7.74	(0.15)	(0.02)	(0.17)	0.00(f)	$37.59	25.85%	$252,628	0.79%	0.45%	132%
7/31/2023(g)	$25.01	0.19	5.02	5.21	(0.20)	—	(0.20)	N/A	$30.02	20.92%	$179,541	0.79%	0.85%	119%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Amount represents less than $0.005 per share.
(g)	Inception date of the Fund was October 13, 2022.

The accompanying notes are an integral part of these financial statements.

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS
July 31, 2025

NOTE 1 – ORGANIZATION

Burney U.S. Factor Rotation ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on October 13, 2022. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek capital appreciation. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

Shares of the Fund are listed and traded on The Nasdaq Stock Market, LLC (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is July 31, 2025, and the period covered by these Notes to Financial Statements is from August 1, 2024 to July 31, 2025 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025

Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of current fiscal period, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$412,311,207	$—	$—	$412,311,207
Real Estate Investment Trusts	3,693,221	—	—	3,693,221
Money Market Funds	1,046,502	—	—	1,046,502
Total Investments	$417,050,930	$—	$—	$417,050,930

Refer to the Schedule of Investments for further disaggregation of investment categories.

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025

During the current fiscal period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

D.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

E.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

F.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025

claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

G.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the current fiscal period end, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(71,062,937)	$71,062,937

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.
Per the Advisory Agreement, the Fund pays an annual rate of 0.79% to the Adviser monthly based on average daily net assets.

The Burney Company (the “Sub-Adviser”), serves as a non-discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the current fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral was invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent. As of the end of the current fiscal period, the Fund did not have any securities on loan.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) would have been reflected in the Fund’s Statement of Operations. Net securities lending income earned on collateral investments and recognized by the Fund during the current fiscal period was $786.

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$837,158,595	$704,979,892

For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$290,615,757	$319,987,252

There were no purchases or sales of U.S. Government securities during the current fiscal period.

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the current fiscal period were as follows:

Tax cost of Investments	$370,875,370
Gross tax unrealized appreciation	53,217,471
Gross tax unrealized depreciation	(7,041,911)
Net tax unrealized appreciation (depreciation)	$46,175,560
Undistributed ordinary income	141,446
Undistributed long-term gain	—
Total distributable earnings	141,466
Other accumulated gain (loss)	(40,860,057)
Total accumulated gain (loss)	$5,456,949

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the current fiscal period, the Fund did not defer any post-October capital losses.

For the current fiscal period, the Fund had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(40,860,057)	$—

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the current fiscal period and fiscal year ended July 31, 2024, were as follows:

	Current Fiscal Period	Year ended July 31, 2024
Ordinary Income	$809,272	$915,031
Return of Capital	—	145,697
Total	$809,272	$1,060,728

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the current fiscal period subsequent to current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Burney U.S. Factor Rotation ETF and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Burney U.S. Factor Rotation ETF (the “Fund”), a series of EA Series Trust (the “Trust”), including the schedule of investments, as of July 31, 2025, the related statement of operations for the year ended July 31, 2025, the statement of changes in net assets for each of the two years ended July 31, 2025, the financial highlights for each of the two years ended July 31, 2025 and for the period October 13, 2022 (commencement of operations) to July 31, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, and the results of its operations, the changes in its net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian and brokers; when replies were not received from the brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
September 23, 2025

BURNEY U.S. FACTOR ROTATION ETF

FEDERAL TAX INFORMATION (UNAUDITED)

For the current fiscal period, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the current fiscal period, for the Fund was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not Applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 26, 2025

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	September 26, 2025